INTANGIBLE ASSETS (Details - Intangible assets) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	$ 2,533,487	$ 2,272,268
Less: accumulated amortization	(1,243,648)	(1,103,645)
Intangible assets, net	1,289,839	1,168,623
Patents And Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	2,528,470	2,267,251
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	$ 5,017	$ 5,017